Intangible assets - Goodwill (Tables)	6 Months Ended
Jun. 30, 2019
Intangible assets - Goodwill
Schedule of goodwill based on cash-generating units

	Millions of euros
	06-30-2019	12-31-2018

Santander UK	8,288	8,307
Banco Santander (Brasil)	4,554	4,459
Santander Bank Polska	2,431	2,402
Santander Consumer USA	2,115	2,102
Santander Bank, National Association	1,804	1,793
Santander Consumer Germany	1,217	1,217
SAM Investment Holdings Limited	1,173	1,173
Santander Portugal	1,040	1,040
Santander España	1,023	1,023
Banco Santander Chile	644	627
Santander Consumer Nordics	494	502
Grupo Financiero Santander (Mexico)	448	434
Other entities	382	387
Total Goodwill	25,613	25,466